CULLEN HIGH DIVIDEND EQUITY FUND, CULLEN INTERNATIONAL HIGH DIVIDEND FUND,
AND CULLEN SMALL CAP VALUE FUND SEMIANNUAL REPORTS 12-31-10

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09871

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

877-485-8586
Registrant's telephone number, including area code

Date of fiscal year end: 6/30

Date of reporting period: six months ended 12/31/10

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Cullen Funds Trust

Cullen International High Dividend Fund
Cullen High Dividend Equity Fund
Cullen Small Cap Value Fund

SEMI-ANNUAL REPORT

December 31, 2010

CULLEN FUNDS TRUST

CULLEN FUNDS TRUST

February 25, 2011

Dear Shareholder:

For the six months ended December 31, 2010, performance for Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), and Cullen Small Cap Value Fund (“Small Cap Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance

Cullen High Dividend Equity Fund	16.35%
Standard & Poors 500 Index	23.27%

Cullen International High Dividend Fund	24.25%
MSCI EAFE Index	24.28%

Cullen Small Cap Value Fund*	24.09%
Russell 2500 Value Index	26.81%
Russell 2000 Value Index	26.58%

Please refer to the financial highlights for each respective share class’ performance on pages 27 to 34 of this annual report.

Performance data quoted represents past performance and does not guarantee future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end can be obtained by calling 877-485-8586 or visiting www.cullenfunds.com. The funds impose a 2.00% redemption fee on shares held less than seven days. Performance data quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Annualized Operating Expense Ratios
Cullen High Dividend Equity Fund — Retail Class
Before Reimbursement	1.42%
After Reimbursement	1.00%
Cullen International High Dividend Fund — Retail Class
Before Reimbursement	1.71%
After Reimbursement	1.25%
Cullen Small Cap Value Fund — Retail Class
Before Reimbursement	12.07%
After Reimbursement	1.25%

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The Expense Ratio Before Reimbursement represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s current prospectus (under “Total Annual Fund Operating Expenses”).

Reimbursement represents the Adviser’s contractual agreement through October 31, 2011 to limit Net Annual Fund Operating Expenses (excluding Acquired Fund Fees interest, taxes, and extraordinary expenses) to not more than 0.75%, 1.00%, and 1.00% for the Cullen High Dividend Equity Fund, Cullen International High Dividend Fund, and Cullen Small Cap Value Fund, respectively.

Portfolio Review-High Dividend Fund

The High Dividend Fund’s performance versus the Standard & Poors 500 Index (“S&P 500”) during the period was primarily due to allocation decisions, most material being the Fund’s average cash position of approximately 11% during the period. To a lesser extent, the Fund’s relative underperformance was also impacted by our overweight allocation to the Utilities sector and underweight allocation to Energy sector. The Fund’s underweight allocation to the Financials sector and overweight allocation to the Telecommunication Services sector partially offset the negative allocation effect. The relative underperformance was also attributable to stock selection, most notably in Industrials and Health Care, partially offset by positive stock selection effect in Materials and Telecommunication Services.

Portfolio Review-International High Dividend Fund

The International High Dividend Fund’s relative performance versus the MSCI EAFE Index (“MSCI EAFE”) during the period was primarily due to stock selection decisions in the Information Technology, Health Care, and Telecommunication Services sectors partially offset by negative stock selection effect in the Industrials and Consumer Discretionary sectors. Sector allocation decisions effectively offset the positive stock selection effect with the Fund’s underweight to Materials and Consumer Discretionary being the biggest drivers. Further, the Fund’s approximately 4% cash position of contributed negatively to relative performance against the MSCI EAFE.

Portfolio Review-Small Cap Fund

The Small Cap Fund’s performance relative to the Russell 2500 Value and Russell 2000 Value resulted from a negative stock selection and allocation effects, most material being the Fund’s average cash position of approximately 7% during the period. To a lesser extent, the Fund’s relative underperformance was also impacted by our overweight allocation to the Information Technology and Health Care sectors. The Fund’s underweight allocation to the Financials sector and overweight allocation to the Energy sector partially offset the negative allocation effect. The relative underperformance was also attributable to stock selection, most notably in the Financials and Telecommunication Services sectors, partially offset by positive stock selection effect in the Consumer Discretionary and Utilities sectors.

Outlook

We believe 2010 is probably a good indicator of the market going forward: ultimately rewarding but a bumpy ride. In fact, we continue to think stocks represent one of the most attractive places in terms of long-term return potential.

CULLEN FUNDS TRUST

First and foremost, many companies are in good shape. Cash on balance sheets has only increased further from recent record levels. And, overall corporate earnings continue to come in strong, both with respect to year-over-year growth and in relation to future expectations, and we believe these trends are likely to continue. Earnings growth should slow as the cycle matures, but forecasted operating earnings for the S&P 500 Index in 2011 at around $92 would eclipse 2006 as the highest calendar year on record and be close to the peak reached in June 2007 on a trailing four-quarter basis. It is notable that US corporations have delivered this strong earnings rebound largely from operating efficiencies and the global scope of many of these businesses and despite a tepid economic recovery, especially with regard to persistent US unemployment. But the flow of economic data in the US and other developed economies in recent months has brightened considerably. Firms are feeling more pressure and showing more willingness to spend on growing and investing in their businesses. This should help the top line, though margins could not experience similar improvement. Figures also show a growing use of cash for acquisitions, stock buybacks and dividends. As J.P. Morgan notes, US nonfinancial companies retired equity at a $260 billion annual pace in January-September 2010 versus $65 billion in 2009.

Second, stock valuations look manageable. In the U.S., the S&P 500 Index trades at about 13 times 2011 expected earnings, below the long-term average. This is in marked contrast to bonds, where bond yields dropped to record lows this summer, despite deteriorating fiscal pictures. A rise in bond yields, which began late in 2010, is something to watch but not necessarily a threat, as Goldman Sachs recently noted that equities typically rise 20% in the 12 months following a trough in bond yields.

Finally, the monetary and fiscal stimulus that drove Q4 2010 returns remains in place, though it will also be important to remain vigilant with regard to: the changes in policy direction, the rising debt burden from this stimulus, the impact on inflation and the market participants’ sentiment in anticipation of these concerns. And so, similar to 2010, episodes of future volatility are likely, especially as politics and policy are big risks and the long-term structural imbalances we’ve been pointing to remain unresolved. For example, the euro zone crisis is manageable if restricted to Portugal, Ireland and Greece, which account for 6.3% of gross domestic product. But, turmoil could again arise in markets if it engulfs Spain, at which point 18% of the euro zone’s economy will be being bailed out, with Germany’s response a wild card. Chinese monetary policy and emerging-market inflation generally also remain risks. Finally, the U.S. Federal Reserve Bank’s quantitative easing programs are an outright experiment that may fail to reduce unemployment or spur growth, other than temporarily. It may even push inflation expectations up, so investors start to fear the Federal Reserve Bank’s policies will begin to tighten. All of these hazards will likely drive periods of risk aversion.

Thus, as always our investment approach—with its valuation discipline and emphasis on business resilience and balance sheet strength—is as much about risk and volatility management as it is about delivering returns. In fact, we believe that mitigating risk at all times is critical to the long-term returns our strategies have delivered. While quality and value have lagged in this latest stock market run, we see signs this could change. First,

CULLEN FUNDS TRUST

relative valuations now clearly favor these factors. But additionally, we believe another factor that has driven the low quality nature of the rally is at an inflection point, namely fund flows. There has been an absence of long-time horizon players, notably average retail investors. Having suffered two 50% declines in a decade, retail investors have largely sat on the sidelines as witnessed by two years of sizeable outflows from equity funds (especially U.S. equity funds) and inflows into bond funds. With a dearth of investment activity by long-term players, short covering and professional traders dominate liquidity-driven markets, and low quality historically outperforms with such a market dynamic. However, according to J.P. Morgan, in December 2010 investors globally have plowed $28 billion into equity funds and pulled $6 billion from bond funds, which we view as an important sign of the long-awaited return of the long-term investor.

Summary

We have always believed and advocated that if one uses a consistent valuation discipline, doesn’t react to headline news, and invests for the long term (i.e. 5 years), an investor has a good chance of achieving above-average results. This belief has not changed.

James P. Cullen President/Portfolio Manager

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

The Cullen High Dividend Equity Fund and Cullen International High Dividend Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2500 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. The Russell 2000 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by ALPS Distributors, Inc. (2/11)

CULLEN FUNDS TRUST

EXPENSE EXAMPLE (Unaudited)
December 31, 2010

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 to December 31, 2010.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Expense Example (Unaudited) – Continued
December 31, 2010

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period(1)	Annualized Net Expense Ratio

Cullen International High
Dividend Fund
Actual
Retail Class	$1,000.00	$1,242.50	$ 7.07	1.25%
Class C	$1,000.00	$1,238.80	$11.29	2.00%
Class I	$1,000.00	$1,244.30	$ 5.66	1.00%
Class R1	$1,000.00	$1,253.60	$ 9.83	1.75%
Class R2	$1,000.00	$1,246.30	$ 8.49	1.50%
Hypothetical (assuming a
5% return before expense)
Retail Class	$1,000.00	$1,018.90	$ 6.36	1.25%
Class C	$1,000.00	$1,015.12	$10.16	2.00%
Class I	$1,000.00	$1,020.16	$ 5.09	1.00%
Class R1	$1,000.00	$1,016.21	$ 8.80	1.75%
Class R2	$1,000.00	$1,017.64	$ 7.63	1.50%
Cullen High Dividend
Equity Fund
Actual
Retail Class	$1,000.00	$1,163.50	$ 5.45	1.00%
Class C	$1,000.00	$1,158.40	$ 9.52	1.75%
Class I	$1,000.00	$1,165.00	$ 4.09	0.75%
Class R1	$1,000.00	$1,156.20	$ 8.06	1.50%
Class R2	$1,000.00	$1,164.90	$ 6.82	1.25%
Hypothetical (assuming a
5% return before expense)
Retail Class	$1,000.00	$1,020.16	$ 5.09	1.00%
Class C	$1,000.00	$1,016.38	$ 8.89	1.75%
Class I	$1,000.00	$1,021.42	$ 3.82	0.75%
Class R1	$1,000.00	$1,017.45	$ 7.54	1.50%
Class R2	$1,000.00	$1,018.90	$ 6.36	1.25%
Cullen Small Cap Value Fund
Actual
Retail Class	$1,000.00	$1,240.90	$ 7.06	1.25%
Class C	$1,000.00	$1,237.20	$11.28	2.00%
Class I	$1,000.00	$1,243.30	$ 5.65	1.00%
Hypothetical (assuming a
5% return before expense)
Retail Class	$1,000.00	$1,018.90	$ 6.36	1.25%
Class C	$1,000.00	$1,015.12	$10.16	2.00%
Class I	$1,000.00	$1,020.16	$ 5.09	1.00%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period to reflect the most recent one-half year period.

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS—96.8%
Australia—8.0%
BHP Billiton Ltd.	57,500	$2,661,194
Foster’s Group Ltd.	331,000	1,922,942
Ramsay Health Care Ltd.	61,000	1,110,554
Sonic Healthcare Ltd.	70,000	830,512

		6,525,202

Brazil—6.4%
Cia Energetica de Minas Gerais – ADR	55,500	920,745
Cia Siderurgica Nacional SA – ADR	126,200	2,103,754
Itau Unibanco Holding SA – ADR	91,600	2,199,316

		5,223,815

Canada—1.3%
Enerplus Resources Fund	27,650	852,726
Vermilion Energy, Inc.	5,150	241,715

		1,094,441

China—2.8%
PetroChina Co., Ltd. – ADR	17,200	2,261,628

Egypt—1.5%
Orascom Construction Industries – GDR	25,925	1,270,066

Finland—0.0% (b)
Nokia OYJ – ADR	1,200	12,384

France—6.7%
BNP Paribas	36,750	2,338,096
GDF Suez	9,150	328,301
Total SA – ADR	22,950	1,227,366
Vallourec SA	15,200	1,596,515

		5,490,278

Germany—8.2%
Allianz SE	6,150	730,853
Bayer AG	29,350	2,168,903
Muenchener Rueckversicherungs AG	7,700	1,167,353
Siemens AG	21,800	2,700,493

		6,767,602

The accompanying notes are an integral part of these financial statements.

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CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2010 (Unaudited)

	Shares	Value

Hong Kong—3.7%
BOC Hong Kong Holdings Ltd.	511,500	$1,740,580
Stella International Holdings Ltd.	631,500	1,259,295

		2,999,875

Indonesia–2.0%
Bank Rakyat Indonesia Persero Tbk PT	1,420,000	1,654,828

Italy—3.5%
ENI SpA – ADR	4,250	185,895
Prysmian SpA	159,700	2,720,959

		2,906,854

Malaysia—1.1%
Berjaya Sports Toto BHD	628,821	917,689

Mexico—3.1%
Industrias Penoles SAB de CV	69,000	2,537,636

Netherlands—2.7%
Eurocommercial Properties NV	11,100	510,924
Unilever NV	53,000	1,664,200

		2,175,124

Singapore—4.1%
Singapore Airlines Ltd.	145,000	1,728,679
Singapore Telecommunications Ltd.	186,000	442,046
United Overseas Bank Ltd.	85,500	1,212,530

		3,383,255

South Africa—1.1%
Massmart Holdings Ltd.	10,000	222,695
MTN Group Ltd.	32,000	652,970

		875,665

South Korea—0.5%
KT&G Corp.	7,545	430,136

Spain—1.8%
Telefonica SA – ADR	21,950	1,501,819

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2010 (Unaudited)

	Shares	Value

Switzerland—11.9%
ABB Ltd. – ADR (a)	79,200	$1,778,040
Credit Suisse Group AG	6,300	253,819
Nestle SA	41,800	2,447,647
Novartis AG – ADR	40,500	2,387,474
Roche Holding AG	6,050	886,471
Zurich Financial Services AG	7,600	1,968,684

		9,722,135

Taiwan—8.1%
Acer, Inc.	689,310	2,130,120
Chunghwa Telecom Co., Ltd.	651,798	1,656,517
HTC Corp.	52,800	1,629,825
Taiwan Semiconductor Manufacturing Co., Ltd.	501,229	1,220,560

		6,637,022

United Kingdom—18.3%
AstraZeneca PLC – ADR	14,600	674,374
BAE Systems PLC	260,450	1,340,014
British American Tobacco PLC – ADR	29,700	2,307,690
Diageo PLC – ADR	21,450	1,594,379
HSBC Holdings PLC	109,283	1,120,556
HSBC Holdings PLC – ADR	12,700	648,208
Royal Dutch Shell PLC, Class B	80,200	2,644,573
Tesco PLC	356,550	2,362,546
Vodafone Group PLC – ADR	88,900	2,349,627

		15,041,967

Total Common Stocks
(Cost $61,793,143)		79,429,421

SHORT-TERM INVESTMENTS—2.0%
Money Market Fund—2.0%
Dreyfus Cash Management Fund
(Cost $1,605,139)	1,605,139	1,605,139

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2010 (Unaudited)

	Shares	Value

TOTAL INVESTMENTS—98.8%
(Cost $63,398,282)		$81,034,560

Other Assets in Excess of Liabilities—1.2%		1,000,049

TOTAL NET ASSETS–100.0%		$82,034,609

Percentages are stated as a percent of net assets.

All securities are foreign-issued securities.

ADR – American Depository Receipt

GDR – Global Depository Receipt

(a) Non-income producing security

(b) Represents less than 0.05%.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2010 (Unaudited)

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$79,429,421	$—	$—	$79,429,421
Money Market Fund	1,605,139	—	—	1,605,139

Total	$81,034,560	$—	$—	$81,034,560

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

     CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) – Continued
December 31, 2010

At December 31, 2010, Sector diversification of the Fund was as follows:

	% of Net Assets	Value

Foreign Common Stock
Basic Materials	11.5%	$9,471,485
Communications	8.1	6,615,363
Consumer, Cyclical	5.0	4,128,358
Consumer, Non-cyclical	22.7	18,618,927
Energy	9.0	7,413,905
Financial	19.0	15,545,746
Industrial	13.9	11,406,086
Technology	6.1	4,980,505
Utilities	1.5	1,249,046

Total Foreign Common Stock	96.8	79,429,421
Short-Term Investments	2.0	1,605,139

TOTAL INVESTMENTS	98.8	81,034,560
Other Assets in Excess of Liabilities	1.2	1,000,049

TOTAL NET ASSETS	100.0%	$82,034,609

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND (Unaudited) Top 10 Countries – As of December 31, 2010

Percentages are based upon net assets.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS—91.0%
Aerospace & Defense—2.5%
Boeing Co.	305,700	$19,949,982

Banks—2.7%
HSBC Holdings PLC – ADR (b)	428,200	21,855,328

Beverages—2.7%
Diageo PLC – ADR (b)	295,600	21,971,948

Chemicals—3.6%
EI du Pont de Nemours & Co.	568,800	28,371,744

Communications Equipment—1.7%
Nokia OYJ – ADR (b)	1,273,400	13,141,488

Distributors—3.1%
Genuine Parts Co.	486,600	24,982,044

Diversified Telecommunication Services—7.0%
AT&T, Inc.	941,000	27,646,580
Verizon Communications, Inc.	788,600	28,216,108

		55,862,688

Electric—6.3%
Dominion Resources, Inc.	589,860	25,198,819
NextEra Energy, Inc.	485,370	25,234,387

		50,433,206

Food Products—9.0%
HJ Heinz Co.	452,500	22,380,650
Kraft Foods, Inc., Class A	746,520	23,522,845
Unilever NV (b)	837,300	26,291,220

		72,194,715

Household Products—3.0%
Kimberly-Clark Corp.	374,620	23,616,045

Industrial Conglomerates—6.1%
3M Co.	216,250	18,662,375
ABB Ltd. – ADR (a)(b)	538,100	12,080,345
General Electric Co.	1,000,000	18,290,000

		49,032,720

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2010 (Unaudited)

	Shares	Value

Insurance—2.5%
Travelers Companies, Inc.	359,350	$20,019,389

Oil & Gas—9.6%
Chevron Corp.	306,000	27,922,500
ConocoPhillips	416,350	28,353,435
PetroChina Co., Ltd. – ADR (b)	155,600	20,459,844

		76,735,779

Pharmaceuticals—11.4%
AstraZeneca PLC – ADR (b)	447,250	20,658,478
Bristol-Myers Squibb Co.	869,950	23,036,276
Eli Lilly & Co.	675,000	23,652,000
Johnson & Johnson	387,500	23,966,875

		91,313,629

Real Estate Investment Trusts (REITs)—4.9%
HCP, Inc.	552,650	20,331,993
Health Care REIT, Inc.	398,350	18,977,394

		39,309,387

Semiconductors—3.2%
Intel Corp.	1,218,700	25,629,261

Software—2.9%
Microsoft Corp.	824,950	23,032,604

Tobacco—5.9%
Altria Group, Inc.	958,000	23,585,960
Philip Morris International, Inc.	403,710	23,629,145

		47,215,105

Wireless Telecommunication Services—2.9%
Vodafone Group PLC – ADR (b)	885,300	23,398,479

Total Common Stocks
(Cost $650,734,711)		728,065,541

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2010 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS—8.5%
Money Market Fund–8.5%
Dreyfus Cash Management Fund
(Cost $67,770,796)	67,770,796	$67,770,796

TOTAL INVESTMENTS—99.5%
(Cost $718,505,507)		795,836,337

Other Assets in Excess of Liabilities—0.5%		4,056,828

TOTAL NET ASSETS—100.0%		$799,893,165

Percentages are stated as a percent of net assets.

ADR – American Depository Receipt

(a) Non-income producing security

(b) Foreign issued security

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2010 (Unaudited)

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$728,065,541	$—	$—	$728,065,541
Money Market Fund	67,770,796	—	—	67,770,796

Total	$795,836,337	$—	$—	$795,836,337

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND (Unaudited)
Top 10 Industries – As of December 31, 2010

Percentages are based upon net assets.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS—93.3%
Aerospace & Defense—3.4%
Spirit Aerosystems Holdings, Inc., Class A (a)	5,520	$114,871

Airlines—3.0%
Copa Holdings SA, Class A (b)	1,670	98,263

Auto Parts & Equipment—3.8%
BorgWarner, Inc. (a)	1,750	126,630

Banks—6.5%
Bank of The Ozarks, Inc.	2,500	108,375
CVB Financial Corp.	12,450	107,942

		216,317

Biotechnology—3.0%
Charles River Laboratories International, Inc. (a)	2,800	99,512

Electrical Components & Equipment—3.2%
Hubbell, Inc., Class B	1,800	108,233

Electronics—3.4%
Avnet, Inc. (a)	3,400	112,302

Engineering & Construction—6.5%
Granite Construction, Inc.	4,050	111,091
KBR, Inc.	3,460	105,426

		216,517

Food—2.9%
Ralcorp Holdings, Inc. (a)	1,500	97,515

Hand/Machine Tools—3.0%
Lincoln Electric Holdings, Inc.	1,550	101,169

Healthcare Products—3.7%
Beckman Coulter, Inc.	1,650	124,130

Healthcare Services—6.0%
Community Health Systems, Inc. (a)	2,850	106,505
Laboratory Corp. of America Holdings (a)	1,060	93,195

		199,700

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2010 (Unaudited)

	Shares	Value

Insurance—5.5%
PartnerRe Ltd. (b)	900	$72,315
WR Berkley Corp.	4,100	112,258

		184,573

Machinery – Diversified—3.0%
Babcock & Wilcox Co. (a)	3,900	99,801

Metal Fabricate / Hardware—2.8%
RTI International Metals, Inc. (a)	3,450	93,081

Mining—3.3%
HudBay Minerals, Inc. (b)	6,050	110,413

Miscellaneous Manufacturing—2.7%
Ameron International Corp.	1,200	91,644

Oil & Gas—5.7%
Berry Petroleum Co., Class A	2,150	93,955
Cimarex Energy Co.	1,100	97,383

		191,338

Pharmaceuticals—3.4%
Omnicare, Inc.	4,400	111,715

Retail—2.9%
Cracker Barrel Old Country Store, Inc.	1,750	95,848

Telecommunications—4.8%
Cable & Wireless Communications PLC (b)	121,750	92,119
NII Holdings, Inc. (a)	1,520	67,883

		160,002

Toys/Games/Hobbies—3.0%
Jakks Pacific, Inc. (a)	5,550	101,121

Transportation—5.0%
Canadian Pacific Railway Ltd. (b)	800	51,848
Tidewater, Inc.	2,100	113,064

		164,912

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2010 (Unaudited)

	Shares	Value

Water—2.8%
Cia de Saneamento Basico do Estado de
Sao Paulo – ADR (a)(b)	1,750	$92,540

Total Common Stocks
(Cost $2,540,274)		3,112,147

SHORT-TERM INVESTMENTS—7.0%
Money Market Fund—7.0%
Dreyfus Cash Management Fund
(Cost $232,512)	232,512	232,512

TOTAL INVESTMENTS—100.3%
(Cost $2,772,786)		3,344,659

Liabilities in Excess of Other Assets—(0.3%)		(11,325)

TOTAL NET ASSETS—100.0%		$3,333,334

Percentages are stated as a percent of net assets.

ADR – American Depository Receipt

(a) Non-income producing security

(b) Foreign issued security

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

     CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2010 (Unaudited)

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$3,112,147	$—	$—	$3,112,147
Money Market Fund	232,512	—	—	232,512

Total	$3,344,659	$—	$—	$3,344,659

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND (Unaudited)
Top 10 Industries – As of December 31, 2010

Percentages are based upon net assets.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2010 (unaudited)

	Cullen
	International	Cullen	Cullen
	High Dividend	High Dividend	Small Cap
	Fund	Equity Fund	Value Fund

Assets:
Investments, at identified cost	$63,398,282	$718,505,507	$2,772,786

Investments in securities, at value	$81,034,560	$795,836,337	$3,344,659
Foreign currencies, at value (cost of $118,756)	123,813	–	–
Receivable due from Investment Adviser	–	–	20,537
Receivable for securities sold	219,476	–	–
Receivable for Fund shares sold	552,722	2,669,110	–
Dividends and interest receivable	219,112	2,047,746	8,560
Other receivable	–	147,549	–
Prepaid expenses and other assets	32,041	65,801	20,458

Total assets	82,181,724	800,766,543	3,394,214

Liabilities:
Payable to Investment Adviser	37,947	362,687	–
Payable for Fund shares purchased	23,511	236,579	–
Payable for securities purchased	–	–	–
Payable for foreign exchange contracts	1,075	–	–
Distribution fees payable	13,573	63,436	273
Shareholder fee payable	83	–	–
Other accrued expenses and other liabilities	70,926	210,676	60,607

Total liabilities	147,115	873,378	60,880

Net assets	$82,034,609	$799,893,165	$3,333,334

Net assets consist of:
Paid in capital	$88,104,537	$798,435,322	$2,732,046
Undistributed net investment income (loss)	(197,161)	63,029	(440)
Accumulated net realized gain (loss) on investments
and foreign currency related transactions	(23,520,844)	(75,936,016)	29,918
Net unrealized appreciation (depreciation) on investments
and foreign currency related transactions	17,648,077	77,330,830	571,810

Net assets	$82,034,609	$799,893,165	$3,333,334

Retail Class:
Net assets applicable to outstanding Retail Class shares	$56,078,138	$217,911,593	$1,139,883
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	5,567,027	18,157,411	87,058
Net asset value, offering price and redemption price
per share	$10.07	$12.00	$13.09
Class C:
Net assets applicable to outstanding Class C shares	$2,327,097	$22,417,453	$57,564
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	231,849	1,870,695	4,426
Net asset value, offering price and redemption price
per share	$10.04	$11.98	$13.01
Class I:
Net assets applicable to outstanding Class I shares	$23,525,082	$559,457,776	$2,135,887
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	2,326,684	46,621,215	162,833
Net asset value, offering price and redemption price
per share	$10.11	$12.00	$13.12
Class R1:
Net assets applicable to outstanding Class R1 shares	$49,504	$50,750	$–
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	4,351	4,676	–
Net asset value, offering price and redemption price
per share	$11.38	$10.85	$–
Class R2:
Net assets applicable to outstanding Class R2 shares	$54,788	$55,593	$–
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	4,848	5,060	–
Net asset value, offering price and redemption price
per share	$11.30	$10.99	$–

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2010 (Unaudited)

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund

Investment income:
Dividends	$1,287,275	$11,052,142	$21,215
Foreign dividends withholding tax	(100,632)	(82,209)	(155)

Total investment income	1,186,643	10,969,933	21,060

Expenses:
Investment advisory fees (Note 6)	376,451	3,245,862	13,412
Distribution fees (Note 7)
Distribution fees – Retail Class	66,357	234,740	1,032
Distribution fees – Class C	10,820	102,667	276
Distribution fees – Class R1	95	85	–
Distribution fees – Class R2	22	22	–
Shareholder fees
Shareholder fees – Class R1	47	42	–
Shareholder fees – Class R2	22	22	–
Registration and filing fees	36,902	55,343	34,193
Custody fees	24,198	24,297	17,546
Transfer agent fees	32,917	74,808	24,198
Administration fees	22,587	177,416	17,136
Professional fees	18,523	18,912	18,083
Fund accounting fees	15,058	112,499	16,869
Trustees’ fees	14,676	14,735	14,647
Shareholder reports	6,472	62,159	1,901
Insurance fees	1,512	7,562	1,338
Other expenses	654	672	540

Total expenses	627,313	4,131,843	161,171
Expense reimbursement from Investment Adviser	(173,502)	(1,359,871)	(146,451)

Net expenses	453,811	2,771,972	14,720

Net investment income	732,832	8,197,961	6,340

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	1,208,487	(111,340)	43,532
Foreign currency related transactions	3,109	–	238
Net change in unrealized appreciation
(depreciation) on:
Investments	13,805,125	79,796,855	546,764
Foreign currency related transactions	16,022	–	(145)

Net realized and unrealized gain (loss)
on investments	15,032,743	79,685,515	590,389

Increase in net assets resulting from operations	$15,765,575	$87,883,476	$596,729

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund		Cullen Small Cap Value Fund

	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010	Six Months Ended December 31, 2010 (Unaudited)	October 1, 2009* through June 30, 2010

Operations:
Net investment income	$732,832	$1,694,998	$8,197,961	$12,093,477	$6,340	$4,387
Net realized gain (loss) on
investments and foreign
currency related transactions	1,211,596	4,803,553	(111,340)	3,150,448	43,770	2,978
Net change in unrealized
appreciation (depreciation)
on investments and foreign
currency transactions	13,821,147	379,031	79,796,855	26,962,511	546,619	25,191

Net increase (decrease)
in net assets resulting
from operations	15,765,575	6,877,582	87,883,476	42,206,436	596,729	32,556

Capital Share Transactions:
Proceeds from shares sold
Retail Class shares	6,918,559	10,215,562	77,825,495	75,860,492	394,904	605,044
Class C shares	243,000	424,038	4,583,072	6,543,066	18,250	51,000
Class I shares	3,576,158	6,567,609	281,314,397	119,408,827	237,964	1,528,036
Class R1 shares	54,117	31,539	56,849	23,539	–	–
Class R2 shares	54,398	408	54,397	408	–	–
Proceeds from shares issued
to holders in reinvestment
of dividends
Retail Class shares	685,456	1,302,754	2,105,010	3,495,532	8,709	168
Class C shares	15,850	31,620	131,707	226,651	295	1
Class I shares	256,458	355,059	2,999,776	4,516,488	17,493	1,331
Class R1 shares	375	192	358	79	–	–
Class R2 shares	243	–	231	–	–	–
Cost of shares redeemed
Retail Class shares	(8,382,873)	(26,267,316)	(38,630,619)	(52,487,752)	(35,663)	–
Class C shares	(353,394)	(647,807)	(2,715,050)	(5,749,370)	(20,084)	–
Class I shares	(1,050,302)	(664,799)	(55,178,076)	(105,889,583)	(22,918)	(52,484)
Class R1 shares	(41,519)	(320)	(33,095)	(5)	–	–
Class R2 shares	–	(131)	–	(130)	–	–

Net increase (decrease)
in net assets from
capital share
transactions	1,976,526	(8,651,592)	272,514,452	45,948,242	598,950	2,133,096

Distributions to
Shareholders From:
Net investment income
Retail Class shares	(700,796)	(1,322,897)	(2,294,719)	(3,673,307)	(2,923)	(168)
Class C shares	(20,017)	(41,171)	(171,411)	(291,749)	–	(1)
Class I shares	(295,721)	(396,257)	(6,139,560)	(7,656,995)	(6,750)	(1,331)
Class R1 shares	(375)	(193)	(358)	(80)	–	–
Class R2 shares	(243)	–	(231)	–	–	–
Net Realized gain
on investments
Retail Class shares	–	–	–	–	(5,786)	–
Class C shares	–	–	–	–	(295)	–
Class I shares	–	–	–	–	(10,743)	–

Total distributions	(1,017,152)	(1,760,518)	(8,606,279)	(11,622,131)	(26,497)	(1,500)

Total increase in net assets	16,724,949	(3,534,528)	351,791,649	76,532,547	1,169,182	2,164,152
Net Assets:
Beginning of the period	65,309,660	68,844,188	448,101,516	371,568,969	2,164,152	–

End of the period	$82,034,609	$65,309,660	$799,893,165	$448,101,516	$3,333,334	$2,164,152

Undistributed (distributions
in excess of) net investment
income included in net asset
at the end of the period	$(197,161)	$87,159	$63,029	$471,347	$(440)	$2,893

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

For a share outstanding throughout each year ended June 30, unless otherwise noted:

FINANCIAL HIGHLIGHTS

Retail Class	2010(8)	2010	2009	2008	2007	2006*
Net Asset Value – Beginning of Period	$8.21	$7.74	$12.64	$13.89	$10.82	$10.00
Income from Investment Operations:
Net investment income	0.09 (6)	0.21 (6)	0.29	0.37	0.28	0.13
Net realized and unrealized gain
(loss) on investments	1.90	0.48	(4.91)	(0.56)	3.10	0.82

Total from investment operations	1.99	0.69	(4.62)	(0.19)	3.38	0.95

Less Distributions:
Dividends from net investment income	(0.13)	(0.22)	(0.28)	(0.35)	(0.31)	(0.13)
Distributions from net realized gains	–	–	–	(0.71)	–	–

Total distributions	(0.13)	(0.22)	(0.28)	(1.06)	(0.31)	(0.13)

Net Asset Value – End of Period	$10.07	$8.21	$7.74	$12.64	$13.89	$10.82

Total Return(1)	24.25%	8.71%	(36.68%)	(1.92%)	31.56%	9.47%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$56,078	$46,403	$56,225	$40,707	$18,992	$4,966
Ratio of expenses to average net assets:
Before expense reimbursement	1.71%	1.80%	1.99%	2.16%	3.48%	8.36	%(2)
After expense reimbursement	1.25%	1.25%	1.25%	1.25%	1.25%	1.25	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.45%	1.77%	2.97%	1.92%	0.81%	(3.45	%)(2)
After expense reimbursement	1.91%	2.32%	3.71%	2.83%	3.04%	3.66	%(2)
Portfolio turnover rate(3)	27%	91%	124%	169%	102%	42%

Class C	2010(8)	2010	2009	2008	2007	2006*
Net Asset Value – Beginning of Period	$8.18	$7.72	$12.60	$13.86	$10.81	$10.00
Income from Investment Operations:
Net investment income	0.06 (6)	0.14 (6)	0.25	0.25	0.28	0.07
Net realized and unrealized gain
(loss) on investments	1.89	0.48	(4.91)	(0.54)	3.00	0.85

Total from investment operations	1.95	0.62	(4.66)	(0.29)	3.28	0.92

Less Distributions:
Dividends from net investment
income	(0.09)	(0.16)	(0.22)	(0.26)	(0.23)	(0.11)
Distributions from net realized gains	–	–	–	(0.71)	–	–

Total distributions	(0.09)	(0.16)	(0.22)	(0.97)	(0.23)	(0.11)

Net Asset Value – End of Period	$10.04	$8.18	$7.72	$12.60	$13.86	$10.81

Total Return(1)	23.88%	7.95%	(37.06%)	(2.71%)	30.61%	9.21%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$2,327	$1,992	$2,042	$2,619	$1,235	$306
Ratio of expenses to average net assets:
Before expense reimbursement	2.46%	2.56%	2.74%	2.91%	4.23%	9.11	%(2)
After expense reimbursement	2.00%	2.00%	2.00%	2.00%	2.00%	2.00	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	0.71%	1.04%	2.22%	1.17%	0.06%	(4.20	%)(2)
After expense reimbursement	1.17%	1.59%	2.96%	2.08%	2.29%	2.91	%(2)
Portfolio turnover rate(3)	27%	91%	124%	169%	102%	42%

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

Class I	2010(8)	2010		2009	2008	2007	2006*
Net Asset Value – Beginning of Period	$8.24	$7.76		$12.68	$13.93	$10.84	$10.00
Income from Investment Operations:
Net investment income	0.10 (6)	0.24	(6)	0.36	0.40	0.34	0.14
Net realized and unrealized gain
(loss) on investments	1.91	0.48		(4.98)	(0.56)	3.09	0.83

Total from investment operations	2.01	0.72		(4.62)	(0.16)	3.43	0.97

Less Distributions:
Dividends from net investment
income	(0.14)	(0.24)		(0.30)	(0.38)	(0.34)	(0.13)
Distributions from net realized gains	–	–		–	(0.71)	–	–

Total distributions	(0.14)	(0.24)		(0.30)	(1.09)	(0.34)	(0.13)

Net Asset Value – End of Period	$10.11	$8.24		$7.76	$12.68	$13.93	$10.84

Total Return(1)	24.43%	9.03%		(36.53%)	(1.69%)	31.96%	9.76%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$23,525	$16,886		$10,577	$21,934	$11,270	$3,663
Ratio of expenses to average net assets:
Before expense reimbursement	1.46%	1.57%		1.74%	1.91%	3.23%	8.47	%(2)
After expense reimbursement	1.00%	1.00%		1.00%	1.00%	1.00%	1.00	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.67%	2.14%		3.23%	2.17%	1.06%	(3.61	%)(2)
After expense reimbursement	2.13%	2.71%		3.97%	3.08%	3.29%	3.86	%(2)
Portfolio turnover rate(3)	27%	91%		124%	169%	102%	42%

Class R1	2010(8)†	2010(4)
Net Asset Value – Beginning of Period	$9.16	$10.00
Income from Investment Operations:
Net investment income	0.06 (6)	0.08	(6)
Net realized and unrealized gain
(loss) on investments	2.26	(0.85)

Total from investment operations	2.32	(0.77)

Less Distributions:
Dividends from net investment
income	(0.10)	(0.07)
Distributions from net realized gains	–	–

Total distributions	(0.10)	(0.07)

Net Asset Value – End of Period	$11.38	$9.16

Total Return(1)	25.36%	(7.74%)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$50	$29
Ratio of expenses to average net assets:
Before expense reimbursement	2.20%	4.00	%(2)
After expense reimbursement	1.75%	1.75	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	0.73%	0.26	%(2)
After expense reimbursement	1.18%	2.50	%(2)
Portfolio turnover rate(3)	27%	91%

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

Class R2	2010(8)		2010(5)
Net Asset Value – Beginning of Period	$9.16		$10.00
Income from Investment Operations:
Net investment income	0.02	(6)	0.11	(6)
Net realized and unrealized gain (loss)
on investments	2.23		(0.94)

Total from investment operations	2.25		(0.83)

Less Distributions:
Dividends from net investment income	(0.11)		(0.01)
Distributions from net realized gains	–

Total distributions	(0.11)		(0.01)

Net Asset Value – End of Period	$11.30		$9.16

Total Return(1)	24.63%		(8.28%)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$55		$0	(7)
Ratio of expenses to average net assets:
Before expense reimbursement	1.95%		2.12	%(2)
After expense reimbursement	1.50%		1.50	%(2)
Ratio of net investment income to average
net assets:
Before expense reimbursement	0.00	%(9)	2.89	%(2)
After expense reimbursement	0.45%		3.51	%(2)
Portfolio turnover rate(3)	27%		91%

(1)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Investment Adviser.

(2)	Annualized

(3)	Portfolio turnover is not annualized.

(4)	Commencement of operations was March 3, 2010.

(5)	Commencement of operations was March 4, 2010.

(6)	Average share method used for 2010. SEC method used in prior year, where applicable.

(7)	Represents amount less than $1,000.

(8)	Six months ended December 31, 2010 (Unaudited).

(9)	Represents less than 0.05%.

*	Commencement of operations was December 15, 2005.

†	Liquidated on November 8, 2010 and re-commenced operations on November 10, 2010.

The accompanying notes are an integral part of these financial statements.

CULLEN HIGH DIVIDEND EQUITY FUND

For a share outstanding throughout each year ended June 30, unless otherwise noted:

FINANCIAL HIGHLIGHTS

Retail Class	2010(9)		2010	2009	2008		2007	2006
Net Asset Value – Beginning of Period	$10.44		$9.59	$12.96	$15.95		$13.55	$12.43
Income from Investment Operations:
Net investment income	0.14	(8)	0.29 (8)	0.38	0.47		0.42	0.33
Affiliation violation(4)	–		–	–	0.02		–	–
Net realized and unrealized gain (loss)
on investments	1.56		0.83	(3.37)	(2.39)		2.46	1.14

Total from investment operations	1.70		1.12	(2.99)	(1.90)		2.88	1.47

Less Distributions:
Dividends from net investment income	(0.14)		(0.27)	(0.37)	(0.47)		(0.48)	(0.33)
Distributions from net realized gains	–		–	–	(0.62)		–	(0.01)
Return of capital	–		–	(0.01)	–		–	(0.01)

Total distributions	(0.14)		(0.27)	(0.38)	(1.09)		(0.48)	(0.35)

Net Asset Value – End of Period	$12.00		$10.44	$9.59	$12.96		$15.95	$13.55

Total Return(1)	16.35%		11.64%	(23.20%)	(12.68	%)(4)	21.50%	11.90%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$217,912		$152,325	$116,267	$60,062		$59,976	$13,981
Ratio of expenses to average net assets:
Before expense reimbursement	1.42%		1.45%	1.50%	1.47%		1.46%	1.55%
After expense reimbursement	1.00%		1.00%	1.00%	1.00%		1.00%	1.00%
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.95%		2.22%	3.16%	2.49%		2.89%	2.39%
After expense reimbursement	2.37%		2.67%	3.66%	2.96%		3.35%	2.94%
Portfolio turnover rate(3)	0	%(10)	11%	12%	31%		31%	6%

Class C	2010(9)		2010	2009	2008		2007	2006
Net Asset Value – Beginning of Period	$10.43		$9.57	$12.94	$15.93		$13.53	$12.41
Income from Investment Operations:
Net investment income	0.09	(8)	0.21 (8)	0.28	0.36		0.37	0.20
Affiliation violation(4)	–		–	–	0.02		–	–
Net realized and unrealized gain (loss)
on investments	1.56		0.83	(3.34)	(2.39)		2.40	1.17

Total from investment operations	1.65		1.04	(3.06)	(2.01)		2.77	1.37

Less Distributions:
Dividends from net investment income	(0.10)		(0.18)	(0.30)	(0.36)		(0.37)	(0.23)
Distributions from net realized gains	–		–	–	(0.62)		–	(0.01)
Return of capital	–		–	(0.01)	–		–	(0.01)

Total distributions	(0.10)		(0.18)	(0.31)	(0.98)		(0.37)	(0.25)

Net Asset Value – End of Period	$11.98		$10.43	$9.57	$12.94		$15.93	$13.53

Total Return(1)	15.84%		10.78%	(23.74%)	(13.34	%)(4)	20.65%	11.13%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$22,417		$17,687	$15,375	$9,847		$12,106	$8,040
Ratio of expenses to average net assets:
Before expense reimbursement	2.17%		2.20%	2.25%	2.22%		2.21%	2.30%
After expense reimbursement	1.75%		1.75%	1.75%	1.75%		1.75%	1.75%
Ratio of net investment income to average
net assets:
Before expense reimbursement	1.20%		1.46%	2.41%	1.74%		2.14%	1.64%
After expense reimbursement	1.60%		1.90%	2.91%	2.21%		2.60%	2.19%
Portfolio turnover rate(3)	0	%(10)	11%	12%	31%		31%	6%

The accompanying notes are an integral part of these financial statements.

CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

Class I	2010(9)		2010		2009	2008		2007	2006
Net Asset Value – Beginning of Period	$10.44		$9.60		$12.97	$15.96		$13.55	$12.42
Income from Investment Operations:
Net investment income	0.15	(8)	0.32	(8)	0.41	0.51		0.53	0.39
Affiliation violation(4)	–		–		–	0.02		–	–
Net realized and unrealized gain (loss)
on investments	1.56		0.82		(3.38)	(2.39)		2.40	1.12

Total from investment operations	1.71		1.14		(2.97)	(1.86)		2.93	1.51

Less Distributions:
Dividends from net investment income	(0.15)		(0.30)		(0.38)	(0.51)		(0.52)	(0.36)
Distributions from net realized gains	–		–		–	(0.62)		–	(0.01)
Return of capital	–		–		(0.02)	–		–	(0.01)

Total distributions	(0.15)		(0.30)		(0.40)	(1.13)		(0.52)	(0.38)

Net Asset Value – End of Period	$12.00		$10.44		$9.60	$12.97		$15.96	$13.55

Total Return(1)	16.50%		11.85%		(23.00%)	(12.46	%)(4)	21.86%	12.25%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$559,458		$278,067		$239,927	$306,319		$381,126	$208,027
Ratio of expenses to average net assets:
Before expense reimbursement	1.17%		1.20%		1.25%	1.22%		1.21%	1.30%
After expense reimbursement	0.75%		0.75%		0.75%	0.75%		0.75%	0.75%
Ratio of net investment income to average
net assets:
Before expense reimbursement	2.21%		2.47%		3.41%	2.74%		3.14%	2.64%
After expense reimbursement	2.63%		2.92%		3.91%	3.21%		3.60%	3.19%
Portfolio turnover rate(3)	0	%(10)	11%		12%	31%		31%	6%

Class R1	2010(9)†		2010(5)
Net Asset Value – Beginning of Period	$9.48		$10.00
Income from Investment Operations:
Net investment income	0.10	(8)	0.09	(8)
Net realized and unrealized gain (loss)
on investments	1.38		(0.55)

Total from investment operations	1.48		(0.46)

Less Distributions:
Dividends from net investment income	(0.11)		(0.06)
Distributions from net realized gains	–		–
Return of capital	–		–

Total distributions	(0.11)		(0.06)

Net Asset Value – End of Period	$10.85		$9.48

Total Return(1)	15.62%		(4.67%)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$51		$22
Ratio of expenses to average net assets:
Before expense reimbursement	1.92%		3.16	%(2)
After expense reimbursement	1.50%		1.50	%(2)
Ratio of net investment income to average
net assets:
Before expense reimbursement	1.50%		1.09	%(2)
After expense reimbursement	1.92%		2.74	%(2)
Portfolio turnover rate(3)	0	%(10)	11%

The accompanying notes are an integral part of these financial statements.

CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

Class R2	2010(9)		2010(6)
Net Asset Value – Beginning of Period	$9.53		$10.00
Income from Investment Operations:
Net investment income	0.13	(8)	0.08	(8)
Net realized and unrealized gain (loss)
on investments	1.44		(0.52)

Total from investment operations	1.57		(0.44)

Less Distributions:
Dividends from net investment income	(0.11)		(0.03)
Distributions from net realized gains	–		–
Return of capital	–		–

Total distributions	(0.11)		(0.03)

Net Asset Value – End of Period	$10.99		$9.53

Total Return(1)	16.49%		(4.45%)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$56		$0	(7)
Ratio of expenses to average net assets:
Before expense reimbursement	1.68%		1.70	%(2)
After expense reimbursement	1.25%		1.25	%(2)
Ratio of net investment income to average
net assets:
Before expense reimbursement	1.92%		2.13	%(2)
After expense reimbursement	2.35%		2.58	%(2)
Portfolio turnover rate(3)	0	%(10)	11%

(1)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the Investment Adviser.

(2)	Annualized

(3)	Portfolio turnover is not annualized.

(4)	Includes increase from payments made in 2008 by Investment Adviser of 0.06% and dividend received of 0.03% related to securities held in violation of investment restrictions. Without these transactions, total return would have been lower (12.77)%, (13.43)% and (12.55)% for Retail Class, Class C, and Class I, respectively.

(5)	Commencement of operations was March 3, 2010.

(6)	Commencement of operations was March 4, 2010.

(7)	Represents less than $1.000.

(8)	Average shares method used. SEC method in prior year, where applicable.

(9)	Six months ended December 31, 2010 (Unaudited).

(10)	Represents less than 0.05%.

†	Liquidated on November 8, 2010 and re-commenced operations on November 10, 2010.

The accompanying notes are an integral part of these financial statements.

CULLEN SMALL CAP VALUE FUND

For a share outstanding throughout each year ended June 30, unless otherwise noted:

FINANCIAL HIGHLIGHTS

Retail Class	2010(6)		2010*
Net Asset Value – Beginning of Period	$10.63		$10.00
Income from Investment Operations:
Net investment income (loss)	0.02	(5)	0.02	(5)
Net realized and unrealized gain (loss) on investments	2.54		0.62

Total from investment operations	2.56		0.64

Less Distributions:
Dividends from net investment income	(0.03)		(0.01)
Distributions from net realized gains	(0.07)		–

Total distributions	(0.10)		(0.01)

Net Asset Value – End of Period	$13.09		$10.63

Total Return(1)	24.09%		6.41%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$1,140		$595
Ratio of expenses to average net assets:
Before expense reimbursement	12.07%		21.74	%(2)
After expense reimbursement	1.25%		1.25	%(2)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(10.43%)		(20.21	%)(2)
After expense reimbursement	0.39%		0.28	%(2)
Portfolio turnover rate(3)	9%		4%

Class C	2010(6)		2010*
Net Asset Value – Beginning of Period	$10.57		$10.00
Income from Investment Operations:
Net investment income (loss)	(0.03	)(5)	(0.04	)(5)
Net realized and unrealized gain (loss) on investments	2.54		0.61

Total from investment operations	2.51		0.57

Less Distributions:
Dividends from net investment income	(0.00	)(4)	(0.00	)(4)
Distributions from net realized gains	(0.07)		–

Total distributions	(0.07)		(0.00)

Net Asset Value – End of Period	$13.01		$10.57

Total Return(1)	23.72%		5.74%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$58		$48
Ratio of expenses to average net assets:
Before expense reimbursement	13.00%		23.32	%(2)
After expense reimbursement	2.00%		2.00	%(2)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(11.43%)		(21.76	%)(2)
After expense reimbursement	(0.43%)		(0.44	%)(2)
Portfolio turnover rate(3)	9%		4%

The accompanying notes are an integral part of these financial statements.

CULLEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Class I	2010(6)	2010*
Net Asset Value – Beginning of Period	$10.64	$10.00
Income from Investment Operations:
Net investment income (loss)	0.03 (5)	0.03	(5)
Net realized and unrealized gain (loss) on investments	2.56	0.62

Total from investment operations	2.59	0.65

Less Distributions:
Dividends from net investment income	(0.04)	(0.01)
Distributions from net realized gains	(0.07)	–

Total distributions	(0.11)	(0.01)

Net Asset Value – End of Period	$13.12	$10.64

Total Return(1)	24.33%	6.53%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$2,136	$1,520
Ratio of expenses to average net assets:
Before expense reimbursement	11.96%	21.12	%(2)
After expense reimbursement	1.00%	1.00	%(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	(10.42%)	(19.71	%)(2)
After expense reimbursement	0.54%	0.42	%(2)
Portfolio turnover rate(3)	9%	4%

*	Commencement of operations was October 1, 2009.

(1)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Investment Adviser.

(2)	Annualized

(3)	Portfolio turnover is not annualized.

(4)	Amount represents less than 0.01 per share.

(5)	Average shares method used.

(6)	Six months ended December 31, 2010 (Unaudited).

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS
December 31, 2010

1.	Organization

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers three separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, and the Cullen Small Cap Value Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund and the Cullen High Dividend Equity Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

Both the Cullen International High Dividend Fund and the Cullen High Dividend Equity Fund offer Retail Class, Class C, Class I, Class R1 and Class R2 Shares. Both Funds’ Class R1 and R2 were available for subscription on April 24, 2009 but did not experience any subscription activities until March 3, 2010 and March 4, 2010, respectively. The Cullen Small Cap Value Fund offers Retail Class, Class C, Class I, Class R1, and Class R2 shares. The Retail Class, Class C, and Class I Shares commenced investment operations on October 1, 2009. However, the Class R1 and R2 Shares have not experienced any subscriptions. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

a)	Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds at year end. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2010

2.	Significant Accounting Policies – Continued

Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

b)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund and the Cullen Small Cap Value Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

c)	Federal Income Taxes – The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken for the period ended June 30, 2010. Open tax years are those that are open for exam by taxing authorities, and as of June 30, 2010, open Federal tax years include the tax years ended June 30, 2008 through 2010 for the Cullen International High Dividend Fund, the tax years ended June 30, 2008 through 2010 for the Cullen High Dividend Equity Fund, and the tax year ended on June 30, 2010 for the Cullen Small Cap Value Fund. The Funds have no examination in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

d)	Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

e)	Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

f)	Investment and Shareholder Transactions – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2010

2.	Significant Accounting Policies – Continued

Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective shares outstanding.

g)	Foreign Exchange Contracts – As they may invest in securities traded on markets outside the United States, the Cullen International High Dividend Fund and Cullen Small Cap Value Fund may enter into foreign currency commitments or foreign currency exchange transactions. Purchased contracts are only used to acquire foreign currencies to facilitate purchases and sales of investment securities. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

The results of operations due to fluctuations in foreign exchange rates on investments from gains or losses arising from the sales or changes in values of the portfolio securities are reported separately. Net realized gains (losses) and net change in unrealized gains (losses) on foreign currency related transactions arise for sales of foreign currencies and currency gains or losses between trade date or ex-date and settlement date on security or dividend transactions.

h)	In January, 2010, the Financial Accounting Standard Board issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires new disclosure regarding transfers into and out of Levels 1 and 2 effective for interim and annual periods beginning after December 15, 2009. The Funds disclose significant transfers between levels based on valuations at the beginning of the reporting period. For the period ended December 31, 2010, there were no material transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that this additional requirement will have on the Funds’ financial statements.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2010

3.	Capital Share Transactions

Share transactions were as follows:

	Cullen International High Dividend Fund

	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010

Retail Class Shares
Shares sold	715,238	1,147,157
Shares reinvested	70,310	147,061
Shares redeemed	(870,086)	(2,911,065)

Net change resulting from Retail Class Shares
Transactions	(84,538)	(1,616,847)

Class C Shares
Shares sold	25,248	47,981
Shares reinvested	1,634	3,594
Shares redeemed	(38,428)	(72,656)

Net change resulting from Class C Shares Transactions	(11,546)	(21,081)

Class I Shares
Shares sold	362,047	720,450
Shares reinvested	26,150	40,165
Shares redeemed	(110,698)	(74,629)

Net change resulting from Class I Shares Transactions	277,499	685,986

Class R1 Shares*
Shares sold	4,739	3,228
Shares reinvested	34	21
Shares redeemed	(3,637)	(34)

Net change resulting from Class R1 Shares Transactions	1,136	3,215

Class R2 Shares**
Shares sold	4,797	41
Shares reinvested	22	–
Shares redeemed	–	(13)

Net change resulting from Class R2 Shares Transactions	4,819	28

Net change resulting from share transactions	187,370	(948,699)

*	Commencement of operations was March 3, 2010.

**	Commencement of operations was March 4, 2010.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2010

	Cullen High Dividend Equity Fund

	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010

Retail Class Shares
Shares sold	6,734,472	7,006,966
Shares reinvested	183,650	322,674
Shares redeemed	(3,346,012)	(4,864,601)

Net change resulting from Retail Class Shares
Transactions	3,572,110	2,465,039

Class C Shares
Shares sold	397,395	600,470
Shares reinvested	11,548	20,905
Shares redeemed	(234,243)	(532,717)

Net change resulting from Class C Shares Transactions	174,700	88,658

Class I Shares
Shares sold	24,498,752	10,925,897
Shares reinvested	261,330	417,032
Shares redeemed	(4,767,216)	(9,715,727)

Net change resulting from Class I Shares Transactions	19,992,866	1,627,202

Class R1 Shares*
Shares sold	5,303	2,350
Shares reinvested	35	8
Shares redeemed	(3,020)	–

Net change resulting from Class R1 Shares
Transactions	2,318	2,358

Class R2 Shares**
Shares sold	5,010	40
Shares reinvested	22	–
Shares redeemed	–	(12)

Net change resulting from Class R2 Shares
Transactions	5,032	28

Net change resulting from share transactions	23,747,026	4,183,285

*	Commencement of operations was March 3, 2010.

**	Commencement of operations was March 4, 2010.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2010

	Cullen Small Cap Value Fund

	Six Months Ended December 31, 2010 (Unaudited)	For Period Ended June 30, 2010*

Retail Class Shares
Shares sold	33,626	56,001
Shares reinvested	663	16
Shares redeemed	(3,248)	–

Net change resulting from Retail Class Shares
Transactions	31,041	56,017

Class C Shares
Shares sold	1,609	4,579
Shares reinvested	23	–
Shares redeemed	(1,785)	–

Net change resulting from Class C Shares
Transactions	(153)	4,579

Class I Shares
Shares sold	20,494	147,381
Shares reinvested	1,330	125
Shares redeemed	(1,907)	(4,590)

Net change resulting from Class I Shares Transactions	19,917	142,916

Net change resulting from share transactions	50,805	203,512

*	Commencement of operations was October 1, 2009.

4.	Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2010 were as follows:

Fund	Purchases	Sales

Cullen International High Dividend Fund	$22,328,849	$18,784,842
Cullen High Dividend Equity Fund	261,793,033	657,873
Cullen Small Cap Value Fund*	741,582	226,816

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2010

5.	Federal Tax Information

As of June 30, 2010, the Funds’ most recent fiscal year end, the components of accumulated earnings (losses) on a tax basis were as follows:

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund

Cost of investments(a)	$61,086,901	$448,496,455	$2,159,224

Gross unrealized appreciation	5,969,726	26,405,627	115,045
Gross unrealized depreciation	(3,244,719)	(28,891,023)	(89,854)

Net unrealized appreciation
(depreciation)	2,725,007	(2,485,396)	25,191

Undistributed ordinary income	91,539	471,347	2,893
Undistributed long-term
capital gain	–	–	2,972

Total distributable earnings	91,539	471,347	5,865
Other accumulated gains (losses)	(23,634,897)	(75,805,305)	–

Total accumulated earnings
(losses)	$(20,818,351)	$(77,819,354)	$31,056

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale adjustments for the Funds and adjustments due to investments in Passive Foreign Investment Companies if applicable.

At June 30, 2010, the Cullen High Dividend Equity Fund had $2,819,470 of post-October loss deferrals. These losses are treated as occurring on July 1, 2010 for tax purposes. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. Further, as a result of permanent book-to-tax differences arising from differing treatment of certain income items and non-deductible current year expenses, reclassification adjustments were made to increase (decrease) the amounts listed below:

Fund	Undistributed Net Investment Income/(loss)	Undistributed Net Realized Gain/(Loss)

Cullen International High Dividend Fund	$78,682	$(78,682)
Cullen High Dividend Equity Fund	–	–
Cullen Small Cap Value Fund	6	(6)

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2010

At June 30, 2010, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carry-forwards will expire as follows:

	Capital Loss Carryforwards to Expire In		Total Capital Loss Carryforwards

Fund	2017	2018

Cullen International High
Dividend Fund	$6,544,375	$17,090,522	$23,634,897
Cullen High Dividend Equity Fund	10,001,099	62,984,730	72,985,829

The tax composition of dividends paid during the year ended June 30, 2010 and the year ended June 30, 2009 was as follows:

	June 30, 2010	June 30, 2009

Cullen International High Dividend Fund:
Ordinary Income	$1,760,518	$2,077,327
Cullen High Dividend Equity Fund:
Ordinary Income	11,622,131	12,215,300
Return of Capital	–	483,773
Cullen Small Cap Value Fund
Ordinary Income	1,500	N/A

6.	Investment Advisory and Other Agreements

The Trust has an agreement with Cullen Capital Management LLC (the “Investment Adviser”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Adviser for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2011, the Investment Adviser has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively. For a period of three years after the year in which the Investment Adviser reimburses expenses, the Investment Adviser may seek reimbursement from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2010

reimbursement. The Investment Adviser reimbursed expenses of $173,502 associated with the Cullen International High Dividend Fund, $1,359,871 associated with the Cullen High Dividend Equity Fund, and $146,451 associated with the Cullen Small Cap Value Fund for the six months ended December 31, 2010.

The Bank of New York Mellon serves as the Funds’ custodian, administrator, and fund accountant.

As of June 30, 2010, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

Year of Expiration	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund

June 30, 2011	$449,863	$1,964,371	–
June 30, 2012	415,488	1,665,855	–
June 30, 2013	396,772	1,942,721	$236,512

7.	Distribution Plan

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor ALPS Distributors, Inc., to compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature.

8.	Shareholder Servicing Plan

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2.

9.	Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2010

10.	Foreign Investment Risk

The Cullen International High Dividend Fund and Cullen Small Cap Value Fund invest in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

11.	Significant Shareholder

At December 31, 2010, the Cullen Small Cap Value Fund had a shareholder who held 39.86% of the Fund’s outstanding shares. Investment activities of this shareholder could have a material effect on the Fund.

INVESTMENT ADVISER
Cullen Capital Management LLC
645 Fifth Avenue
New York, NY 10022

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1800
Milwaukee, WI 53202

LEGAL COUNSEL
Sidley Austin LLP
One South Dearborn Street
Chicago, IL 60603

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

ADMINISTRATOR, ACCOUNTANT
AND CUSTODIAN
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Investments

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable.

Item 11. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective as of a date within 90 days of the filing date of this report, based on the evaluation of the registrant’s disclosure controls and procedures, as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”)17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)), that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as Exhibit 99CERT.

(a)(3)	Not applicable.

(b)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are filed herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cullen Funds Trust

By (Signature and Title)	/s/James P. Cullen
James P. Cullen, President

Date February 28, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/James P. Cullen
James P. Cullen, President
Date February 28, 2011

By (Signature and Title)	/s/Jeffrey T. Battaglia
Jeffrey T. Battaglia, Treasurer

Date February 28, 2011